Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	2.76%	2.40%
Discount rate, net expense	2.40%	3.16%
Other post-retirement benefit plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	2.25%	1.82%
Discount rate, net expense	2.25%	1.82%